Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 Employee	Jun. 30, 2013	Jun. 30, 2012
Asset Retirement Obligation [Abstract]
Mine reclamation and closure costs, noncurrent	$ 9,134	$ 6,898
Employee Contracts [Abstract]
Number of employees	1,569
Number of salaried employees	541
Number of hourly employees	1,028
Number of employees covered by union agreements	625
Percent of employees covered by union agreements (in hundredths)	39.80%
Percent of employees covered by union agreements expiring within one year (in hundredths)	10.10%
Lease expense	5,059	4,038	3,527
Long-term debt obligations, fiscal year maturity [Abstract]
2015	59
2016	50
2017	50
2018	45
2019	125,000
2020 and beyond	0
Total	125,204
Power commitments [Abstract]
2015	15,956
2016	0
2017	0
2018	0
2019	0
2020 and beyond	0
Contractual Obligation, Total	15,956
Purchase commitments [Abstract]
2015	21,926
2016	0
2017	0
2018	0
2019	0
2020 and beyond	0
Purchase Obligation, Total	21,926
Minimum rental commitments, operating leases [Abstract]
2015	3,617
2016	1,965
2017	988
2018	87
2019	0
2020 and beyond	0
Total	6,657
Minimum rental commitments, capital leases [Abstract]
2015	2,585
2016	2,671
2017	2,367
2018	408
2019	471
2020 and beyond	1,314
Total	$ 9,816